New Market Tax Credit Entities - Schedule of Impact of Consolidated VIE (Detail) (Chase NMTC Verso Investment Fund, LLC, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	$ 23,414	$ 23,471
Variable interest entity, consolidated liabilities	31,377	31,433
Current assets
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	24	81
Non-current assets
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	23,390	23,390
Current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	149	205
Long-term debt
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	23,305	23,305
Other non-current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	$ 7,923	$ 7,923